Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Pensions and other post-employment benefits

31. Pensions and other post-employment benefits

Pension and other post-employment costs	2023 £m	2022 £m	2021 £m
UK pension schemes	96	114	185
US pension schemes	56	48	40
Other overseas pension schemes	146	154	153
Unfunded post-retirement healthcare schemes	58	53	37
	356	369	415
Analysed as:
Funded defined benefit/hybrid pension schemes	134	152	231
Unfunded defined benefit pension schemes	35	31	23
Unfunded post-retirement healthcare schemes	58	53	37
Defined benefit schemes	227	236	291
Defined contribution pension schemes	129	133	124
	356	369	415

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:
	2023 £m	2022 £m	2021 £m
Cost of sales	94	104	106
Selling, general and administration	91	90	136
Research and development	42	42	49
	227	236	291
GSK entities operate pension arrangements which cover the Group’s material obligations to provide pensions to retired employees. These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes; by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee; or by defined benefit schemes, whereby retirement benefits are based on employee pensionable remuneration and length of service.
Pension costs of defined benefit schemes for accounting purposes have been calculated using the projected unit credit method. In certain countries pension benefits are provided on an unfunded basis, some administered by trustee companies. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.
Remeasurement movements in the year are recognised through the statement of comprehensive income. Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rates and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed interest government bonds. In the UK, mortality rates are determined by adjusting the SAPS S3 standard mortality tables to reflect recent scheme experience. These rates are then projected to reflect improvements in life expectancy in line with the CMI 2022 projections with a long-term rate of improvement of 1.0% per year for both males and females. In the US, mortality rates are calculated using the PRI-2012 white collar table adjusted to reflect recent experience. These rates are projected using MP-2020 to allow for future improvements in life expectancy.
The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2043 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.1	28.0	27.3	28.7
Projected for 2043	28.2	29.2	28.9	30.2
The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund, or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment. The physical asset allocation strategy for three of the four UK plans is 36% in return-seeking assets and 64% in liability-matching assets. During 2019, a buy-in insurance contract was purchased to cover substantially all of the obligations of the other UK plan. At 31 December 2023, the value of the insurance contract was £387 million (2022: £402 million). The asset allocation of the US plans is currently set at 25% return-seeking assets and 75% liability-matching assets.
The pension plans are exposed to risk that arises because the estimated market value of the plans’ assets might decline, the investment returns might reduce, or the estimated value of the plans’ liabilities might increase.
In line with the agreed mix of return-seeking assets to generate future returns and liability-matching assets to better match future pension obligations, the Group has defined an overall long-term investment strategy for the plans, with investments across a broad range of assets. The main market risks within the asset and hedging portfolio are against credit risk, interest rates, long-term inflation, equities, property, currency and bank counterparty risk.
The plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19 basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.
The interest rate risk and credit rate risk in the US are partially hedged. The targets are based on an accounting measure of the plan liabilities.
For the UK plans, there is an interest rate and inflation hedging strategy in place. The targets are based on an economic measure of the plan liabilities.
Climate-related impacts, along with other environmental, social and governance (ESG) considerations, can be financially material with regard both to expected returns and to risk implications. The incorporation of such considerations into investment policy is subject to local regulations and fiduciary obligations.
In the UK, the defined benefit pension schemes operated for the benefit of former Glaxo Wellcome employees and former SmithKline Beecham employees remain separate. These schemes were closed to new entrants in 2001 and subsequent UK employees are entitled to join a defined contribution scheme. In addition, the Group operates a number of post-retirement healthcare schemes, the principal one of which is in the US.
The UK defined benefit plans closed to future accrual effective from 31 March 2022. As a result, post closure the accrued benefits of active participants are revalued in line with inflation (RPI for the legacy Glaxo Wellcome plans and CPI for the legacy SmithKline Beecham plans subject to the relevant caps for each arrangement) rather than capped pay increases. From 1 April 2022, former defined benefits plans employees were transferred to the defined contribution plans. All defined benefit plan participants who were still active at 1 April 2022 received a defined pension contribution of £10,000 each in 2022.
The US cash balance pension plan closed to future accrual from 1 January 2021.
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

			UK			US	Rest of World
	2023 % pa	2022 % pa	2021 % pa	2023 % pa	2022 % pa	2021 % pa	2023 % pa	2022 % pa	2021 % pa
Rate of increase of future earnings	n/a	n/a	2.00	n/a	n/a	n/a	3.20	3.40	2.90
Discount rate	4.60	4.80	2.00	5.00	5.30	2.70	3.10	3.40	1.10
Expected pension increases	2.90	3.10	3.20	n/a	n/a	n/a	2.50	2.40	2.30
Cash balance credit/conversion rate	n/a	n/a	n/a	4.00	3.90	2.00	0.60	0.80	0.20
Inflation rate	2.90	3.10	3.20	2.50	2.50	2.25	2.00	2.30	1.90
Sensitivity analysis detailing the effect of changes in assumptions is provided on page 205. The analysis provided reflects the assumption changes which have the most material impact on the results of the Group.
The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2023 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits
2023	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	–	5	91	96	12
Past service cost	3	–	–	3	–
Net interest cost	(5)	35	16	46	47
Gains from settlements	–	–	(6)	(6)	–
Expenses	14	16	–	30	(1)
	12	56	101	169	58

Remeasurement gains/(losses) recorded in the statement of comprehensive income	28	45	38	111	(40)

				Pensions	Post-retirement benefits
2022	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	13	7	126	146	22
Past service cost/(credit)	6	–	–	6	–
Net interest (income)/cost	(11)	20	9	18	32
Gains from settlements	–	–	(22)	(22)	–
Expenses	14	21	–	35	(1)
	22	48	113	183	53

Remeasurement gains/(losses) recorded in the statement of comprehensive income	(1,169)	36	261	(872)	228

				Pensions	Post-retirement benefits
2021	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	53	9	119	181	17
Past service cost/(credit)	27	2	(10)	19	(3)
Net interest (income)/cost	3	18	7	28	22
Gains from settlements	–	–	(2)	(2)	–
Expenses	15	12	2	29	–
	98	41	116	255	36

Remeasurement gains/(losses) recorded in the statement of comprehensive income[1]	572	98	186	856	68
The amounts included within past service costs in the UK included £3 million (2022: £6 million; 2021: £26 million) of augmentation costs which arose from Major restructuring programmes.
A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2023 £m	2022 £m	2021 £m
Recognised in other non-current assets:
Pension schemes in surplus	634	229	741
Recognised in pensions and other post-employment benefits:
Pension schemes in deficit	(1,397)	(1,585)	(1,870)
Post-retirement benefits	(943)	(994)	(1,243)
	(2,340)	(2,579)	(3,113)
In the event of a plan wind-up, GSK believes the UK pension scheme rules provide the company with the right to a refund of surplus assets following the full settlement of plan liabilities. As a result, the net surplus in the UK defined benefit pension schemes is recognised in full.
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2023		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,647	447	349	2,443
	– unlisted	–	–	2	2
Multi-asset funds		852	–	–	852
Property:	– listed	–	–	–	–
	– unlisted	467	119	24	610
Corporate bonds:	– listed	2,019	698	205	2,922
	– unlisted	–	–	15	15
Government bonds:	– listed	4,897	774	527	6,198
Insurance contracts		990	–	771	1,761
Other (liabilities)/assets		(1,374)	104	89	(1,181)
Fair value of assets		9,498	2,142	1,982	13,622
Present value of scheme obligations		(9,222)	(2,757)	(2,406)	(14,385)
Net surplus/(obligation)		276	(615)	(424)	(763)
Included in other non-current assets		457	–	177	634
Included in pensions and other post-employment benefits		(181)	(615)	(601)	(1,397)
		276	(615)	(424)	(763)
Actual return on plan assets		647	196	138	981
The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The value of funds in this asset class with a quoted market price is £209 million (2022: £211 million).
The ‘Other (liabilities)/assets’ category comprises cash and mark to market values of derivative positions.
Index-linked gilts held as part of a UK repo programme are included in government bonds. The related loan of £1,853 million at 31 December 2023 (2022: £2,376 million; 2021: £513 million) is deducted within ‘Other assets’.

At 31 December 2022		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,351	437	371	2,159
	– unlisted	–	–	2	2
Multi-asset funds		1,101	–	–	1,101
Property:	– listed	–	–	19	19
	– unlisted	464	140	1	605
Corporate bonds:	– listed	1,692	779	124	2,595
	– unlisted	–	–	15	15
Government bonds:	– listed	4,048	723	558	5,329
Insurance contracts		1,003	–	691	1,694
Other (liabilities)/assets		(645)	181	89	(375)
Fair value of assets		9,014	2,260	1,870	13,144
Present value of scheme obligations		(9,117)	(3,030)	(2,353)	(14,500)
Net surplus/(obligation)		(103)	(770)	(483)	(1,356)
		—	—	—	—
Included in other non-current assets		109	–	120	229
Included in pensions and other post-employment benefits		(212)	(770)	(603)	(1,585)
		(103)	(770)	(483)	(1,356)

Actual return on plan assets		(4,710)	(253)	(550)	(5,513)

At 31 December 2021		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	3,954	522	731	5,207
	– unlisted	–	–	4	4
Multi-asset funds		1,415	–	–	1,415
Property:	– listed	–	–	68	68
	– unlisted	502	154	1	657
Corporate bonds:	– listed	1,503	975	140	2,618
	– unlisted	–	–	15	15
Government bonds:	– listed	5,054	724	984	6,762
Insurance contracts		1,334	–	917	2,251
Other (liabilities)/assets		(130)	149	72	91
Fair value of assets		13,632	2,524	2,932	19,088
Asset ceiling restrictions		–	–	(26)	(26)
Present value of scheme obligations		(13,299)	(3,248)	(3,644)	(20,191)
Net surplus/(obligation)		333	(724)	(738)	(1,129)

Included in Other non-current assets		606	–	135	741
Included in Pensions and other post-employment benefits		(273)	(724)	(873)	(1,870)
		333	(724)	(738)	(1,129)

Actual return on plan assets		541	97	48	686

				Pensions	Post-retirement benefits
Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m
Assets at 1 January 2021	13,582	2,635	2,989	19,206	–
Exchange adjustments	–	31	(184)	(153)	–
Interest income	187	57	18	262	–
Expenses	(15)	(12)	–	(27)	–
Settlements and curtailments	–	–	(7)	(7)	–
Remeasurement	354	40	30	424	–
Employer contributions	139	40	133	312	105
Scheme participants’ contributions	3	–	24	27	15
Benefits paid	(618)	(267)	(97)	(982)	(120)
Assets at 31 December 2021	13,632	2,524	2,906	19,062	–
Exchange adjustments	–	286	122	408	–
Interest income	271	71	28	370	–
Expenses	(14)	(21)	–	(35)	–
Settlements and curtailments	–	–	(8)	(8)	–
Remeasurement	(4,981)	(324)	(578)	(5,883)	–
Employer contributions	755	50	114	919	117
Scheme participants’ contributions	–	–	15	15	18
Transfer to assets held for sale/distribution	–	–	(624)	(624)	–
Benefits paid	(649)	(326)	(105)	(1,080)	(135)
Assets at 31 December 2022	9,014	2,260	1,870	13,144	–
Exchange adjustments	—	(125)	(84)	(209)	–
Interest income	430	111	60	601	–
Expenses	(14)	(16)	—	(30)	–
Settlements and curtailments	–	–	2	2	–
Remeasurement	217	85	78	380	–
Employer contributions	363	125	118	606	98
Scheme participants’ contributions	–	–	11	11	18
Transfer to assets held for sale/distribution	–	–	–	–	–
Benefits paid	(512)	(298)	(73)	(883)	(116)
Assets at 31 December 2023	9,498	2,142	1,982	13,622	–
The final instalment of the cash funding or technical provision deficits of £1,080 million identified in the 31 December 2020 pension scheme valuations in three GSK UK Pension Schemes was paid in 2023.
During March 2022, GSK transferred 7,004 GSK Consumer Healthcare Holdings Limited (GSKCHH) C Ordinary Shares (representing 11.03%. (in aggregate) of GSK’s interest in GSKCHH to three Scottish Limited Partnerships (“SLPs”), each providing a funding mechanism for a separate GSK UK defined benefit pension scheme. As part of the steps relating to the demerger and separation, the SLPs transferred their applicable portion of GSKCHH C Ordinary Shares to Haleon plc (“Haleon”) in consideration for shares in Haleon. At the time of demerger the SLPs together held shares representing 7.5% of the total issued share capital of Haleon. The contributions were collateralised by the creation of three Scottish Limited Partnerships (SLPs). Each of the three principal UK defined benefit pension schemes (two benefiting current and former Glaxo Welcome employees, with the third benefiting current and former SmithKline Beecham employees) had an interest in one of the SLPs at the time of demerger.

Scottish Limited Partnership	General Partner	Limited Partners
GSK (No. 1) Scottish Limited Partnership	GSK GP1 Ltd	GSK LP Ltd	Berkeley Square Pension Trustee Company Ltd acting on behalf of the GSK Pension Scheme (ceased to be a Limited Partner effective from 28 June 2023)
GSK (No. 2) Scottish Limited Partnership	GSK GP1 Ltd	GSK LP Ltd	Berkeley Square Pension Trustee Company Ltd acting on behalf of the GSK Pension Fund (ceased to be a Limited Partner effective from 28 June 2023)
GSK (No. 3) Scottish Limited Partnership	GSK GP2 Ltd	GSK LP Ltd	SmithKline Beecham Pension Plan Trustee Ltd acting on behalf of the SmithKline Beecham Pension Plan (ceased to be a Limited Partner effective from 28 June 2023)
Each pension scheme, through its SLP interest received a distribution from that SLP with regards to the net proceeds of sales of Haleon shares and dividend income on the Haleon shares up to the amount equal to the agreed threshold (“Proceeds Threshold”). of £1,080 million increased by £7 million notional interest. Payment of this amount fully funded the cash funding or “technical provisions” deficits in the three pension schemes shown by the 31 December 2020 valuations. As at 31 December 2023, total cash contributions totalling £353 million (2022: £691 million; 2021: £44 million) were made towards the Proceeds Threshold leaving no further outstanding amount due to the UK pension schemes. The cash contributions included £17 million of distributions of dividends on Haleon shares from the SLPs to the Schemes.
The GSK UK Pension Schemes exited the SLP partnership on 28 June 2023 after receipt of the Proceeds Threshold and notional interest. The remaining economic interest in the SLPs is held by GSK LP Ltd, a 100% owned subsidiary of GSK plc and the GSK-controlled General Partner of each SLP.
Employer contributions for 2024, are estimated to be approximately £350 million in respect of defined benefit pension schemes and £80 million in respect of other post-retirement benefits.

				Pensions	Post-retirement benefits
Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m
Obligations at 1 January 2021	(13,858)	(3,445)	(4,007)	(21,310)	(1,363)
Exchange adjustments	–	(40)	258	218	4
Service cost	(56)	(9)	(151)	(216)	(29)
Past service cost	(28)	(2)	25	(5)	(12)
Interest cost	(190)	(76)	(23)	(289)	(26)
Settlements and curtailments	–	–	17	17	–
Remeasurement	218	57	164	439	78
Scheme participants’ contributions	(3)	–	(24)	(27)	(15)
Benefits paid	618	267	97	982	120
Obligations at31 December 2021	(13,299)	(3,248)	(3,644)	(20,191)	(1,243)
Exchange adjustments	–	(371)	(124)	(495)	(125)
Service cost	(13)	(7)	(126)	(146)	(22)
Past service cost	(6)	–	–	(6)	–
Interest cost	(260)	(91)	(37)	(388)	(32)
Settlements and curtailments	–	–	29	29	–
Remeasurement	3,812	360	839	5,011	228
Scheme participants’ contributions	–	–	(15)	(15)	(18)
Transfer to assets held for sale/distribution	–	–	621	621	83
Benefits paid	649	326	105	1,080	135
Obligations at 31 December 2022	(9,117)	(3,031)	(2,352)	(14,500)	(994)
Exchange adjustments	–	166	87	253	53
Service cost	–	(5)	(91)	(96)	(13)
Past service cost	(3)	–	–	(3)	–
Interest cost	(425)	(145)	(76)	(646)	(47)
Settlements and curtailments	–	–	4	4	–
Remeasurement	(189)	(40)	(40)	(269)	(40)
Scheme participants’ contributions	–	–	(11)	(11)	(18)
Transfer to assets held for sale/distribution	–	–	–	–	–
Benefits paid	512	298	73	883	116
Obligations at 31 December 2023	(9,222)	(2,757)	(2,406)	(14,385)	(943)
The defined benefit pension obligation is analysed as follows:

	2023 £m	2022 £m	2021 £m
Funded	(13,782)	(13,887)	(19,419)
Unfunded	(603)	(613)	(772)
	(14,385)	(14,500)	(20,191)
The liability for the US post-retirement healthcare scheme has been assessed using the same assumptions as for the US pension scheme, together with the assumption for future medical inflation of 6.75% (2022: 7%) in 2023, grading down to 5% in 2031 and thereafter. At 31 December 2023, the US post-retirement healthcare scheme obligation was £785 million (2022: £870 million; 2021: £1,059 million). Post-retirement benefits are unfunded.
The movement in the net defined benefit liability is as follows:

	2023 £m	2022 £m	2021 £m
At 1 January	(1,356)	(1,129)	(2,104)
Exchange adjustments	44	(87)	65
Service cost	(96)	(146)	(216)
Past service cost	(3)	(6)	(5)
Interest cost	(45)	(18)	(27)
Settlements and curtailments	6	21	10
Remeasurements:
Return on plan assets, excluding amounts included in interest	380	(5,883)	424
(Loss)/gain from change in demographic assumptions	135	92	(62)
Gain/(loss) from change in financial assumptions	(137)	5,868	716
Experience (loss)/gain	(267)	(949)	(215)
Employer contributions	606	919	312
Transfer to assets held for sale/distribution	–	(3)	–
Expenses	(30)	(35)	(27)
At 31 December	(763)	(1,356)	(1,129)
The remeasurements included within post-retirement benefits are detailed below:

	2023 £m	2022 £m	2021 £m
Gain from change in demographic assumptions	7	21	19
Gain/(loss) from change in financial assumptions	(43)	219	35
Experience gains	(4)	(12)	24
	(40)	228	78
The defined benefit pension obligation analysed by membership category is as follows:

	2023 £m	2022 £m	2021 £m
Active	1,508	1,390	4,196
Retired	8,730	8,540	11,115
Deferred	4,147	4,570	4,880
	14,385	14,500	20,191
The post-retirement benefit obligation analysed by membership category is as follows:

	2023 £m	2022 £m	2021 £m
Active	277	306	494
Retired	666	688	748
Deferred	–	–	1
	943	994	1,243
The weighted average duration of the defined benefit obligation is as follows:

	2023 years	2022 years	2021 years
Pension benefits	11	12	15
Post-retirement benefits	10	10	12
Sensitivity analysis
The effect of changes in assumptions used on the benefit obligations and on the 2024 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m
Discount rate
(Decrease)/increase in annual pension cost	(18)	18
Increase/(decrease) in annual post-retirement benefits cost	1	(1)
(Decrease)/increase in pension obligation	(373)	391
(Decrease)/increase in post-retirement benefits obligation	(20)	22
	0.75% increase £m	0.75% decrease £m
(Decrease)/increase in annual pension cost	(58)	51
Increase/(decrease) in annual post-retirement benefits cost	3	(3)
(Decrease)/increase in pension obligation	(1,071)	1,231
(Decrease)/increase in post-retirement benefits obligation	(57)	66

	0.25% increase £m	0.25% decrease £m
Inflation rate
Increase/(decrease) in annual pension cost	16	(14)
Increase/(decrease) in pension obligation	289	(280)
	0.75% increase £m	0.75% decrease £m
Increase/(decrease) in annual pension cost	46	(40)
Increase/(decrease) in pension obligation	897	(803)

	1 year increase £m
Life expectancy
Increase in annual pension cost	20
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	432
Increase in post-retirement benefits obligation	32

	1% increase £m
Rate of future healthcare inflation
Increase in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	34